FINANCIAL RISK MANAGEMENT - Foreign currency risks (Details) - Foreign currency - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cross currency swap agreements
FINANCIAL RISK MANAGEMENT
Percentage of USD- and Euro- denominated Notes and bank loans outstanding hedged for exposure to currency rate risk	40.00%	50.80%
Notionals related to interest rate derivative instruments	₽ 18,572	₽ 34,115
Forward contracts
FINANCIAL RISK MANAGEMENT
Notionals related to interest rate derivative instruments	69,535	51,002
Gain (loss) recognized in consolidated statement of profit and loss	₽ 701	₽ 1,937	₽ 0